Other assets-Other / Other liabilities	12 Months Ended
Mar. 31, 2017
Other assets-Other / Other liabilities
Other assets-Other / Other liabilities

9. Other assets—Other / Other liabilities:

The following table presents components of Other assets—Other and Other liabilities in the consolidated balance sheets as of March 31, 2016 and 2017.

	Millions of yen
	March 31
	2016	2017
Other assets—Other:
Securities received as collateral	¥318,112	¥447,272
Goodwill and other intangible assets	110,532	104,821
Deferred tax assets	36,130	21,825
Investments in equity securities for other than operating purposes(1)	130,357	245,600
Prepaid expenses	30,997	10,699
Other	348,383	338,589

Total	¥974,511	¥1,168,806

Other liabilities:
Obligation to return securities received as collateral	¥318,112	¥447,272
Accrued income taxes	32,947	24,213
Other accrued expenses and provisions	389,338	397,605
Other(2)	460,250	439,420

Total	¥1,200,647	¥1,308,510

(1)	Includes marketable and non-marketable equity securities held for other than trading or operating purposes. These investments were comprised of listed equity securities and unlisted equity securities of ¥109,887 million and ¥20,470 million respectively, as of March 31, 2016, and ¥117,476 million and ¥128,124 million respectively, as of March 31, 2017. These securities are carried at fair value, with changes in fair value recognized within Revenue—Other in the consolidated statements of income.
(2)	Includes liabilities relating to investment contracts underwritten by Nomura’s insurance subsidiary. As of March 31, 2016 and 2017, carrying values were ¥242,496 million and ¥224,418 million, respectively, and estimated fair values were ¥244,246 million and ¥225,563 million, respectively. Fair value was estimated using DCF valuation techniques and using valuation inputs which would be generally classified in Level 3 of the fair value hierarchy.

Goodwill is recognized upon completion of a business combination as the difference between the purchase price and the fair value of the net assets acquired. Subsequent to initial recognition, goodwill is not amortized but is tested for impairment during the fourth quarter of each fiscal year, or more often if events or circumstances, such as adverse changes in the business climate, indicate there may be impairment.

The following table presents changes in goodwill, which are reported in the consolidated balance sheets within Other assets—Other for the years ended March 31, 2016 and 2017.

	Millions of yen
	Year ended March 31, 2016
	Beginning of year			Changes during year		End of year
	Gross carrying amount	Accumulated Impairment	Net carrying amount	Impairment	Other(1)	Gross carrying amount	Accumulated Impairment	Net carrying amount
Wholesale	¥97,529	¥(11,817)	¥85,712	¥—	¥(5,419)	¥92,110	¥(11,817)	¥80,293
Other	6,612	(6,134)	478	—	(8)	470	—	470

Total	¥104,141	¥(17,951)	¥86,190	¥—	¥(5,427)	¥92,580	¥(11,817)	¥80,763

	Millions of yen
	Year ended March 31, 2017
	Beginning of year			Changes during year		End of year
	Gross carrying amount	Accumulated Impairment	Net carrying amount	Impairment	Other(1)	Gross carrying amount	Accumulated Impairment	Net carrying amount
Wholesale	¥92,110	¥(11,817)	¥80,293	¥—	¥(357)	¥91,753	¥(11,817)	¥79,936
Other	470	—	470	—	1	471	—	471

Total	¥92,580	¥(11,817)	¥80,763	¥—	¥(356)	¥92,224	¥(11,817)	¥80,407

(1)	Includes currency translation adjustments.

The following table presents finite-lived intangible assets by type as of March 31, 2016 and 2017.

	Millions of yen
	March 31, 2016			March 31, 2017
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Client relationships	¥68,239	¥(47,655)	¥20,584	¥67,942	¥(52,628)	¥15,314
Other	503	(315)	188	493	(360)	133

Total	¥68,742	¥(47,970)	¥20,772	¥68,435	¥(52,988)	¥15,447

Amortization expenses for the years ended March 31, 2015, 2016 and 2017 were ¥4,979 million, ¥5,181 million and ¥4,535 million, respectively. Estimated amortization expenses for the next five years are shown below.

Millions of yen
Year ending March 31	Estimated amortization expense
2018	¥5,123
2019	3,518
2020	2,402
2021	2,402
2022	2,002

The amounts of indefinite-lived intangibles, which primarily includes trademarks, were ¥8,997 million and ¥8,967 million as of March 31, 2016 and 2017, respectively.